Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net Earnings	$ 3,559	$ 15,370	$ 11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	9,033		381							25,073	4,380	109	(12,520)	(10,112)
Pension and retiree medical benefits	379		23							541	61	(2,248)	4,121	(5,382)
Cash Flow Hedge	(1,732)		35							(6,311)	(394)	(305)	164	0
Income Taxes:
Foreign currency translation adjustments	0		10							0	15	32	25	13
Pension and retiree medical benefits	(138)		(9)							(160)	(23)	504	(1,265)	1,859
Cash Flow Hedge	646		(13)							2,354	147	114	(61)	0
Total Other Comprehensive Loss, net of tax	8,188		427							21,497	4,186	(1,794)	(9,536)	(13,622)
Comprehensive Income	$ 11,747		$ 11,904							$ 18,508	$ 35,430	$ 44,820	$ 22,552	$ 37,029